Cover	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2026
Entity File Number	001-37714
Entity Registrant Name	SENSUS HEALTHCARE, INC.
Entity Central Index Key	0001494891
Entity Tax Identification Number	27-1647271
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	851 Broken Sound Pkwy.
Entity Address, Address Line Two	NW # 215
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33487
City Area Code	(561)
Local Phone Number	922-5808
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	SRTS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false